Other Receivables, Net (Tables)	6 Months Ended
Dec. 31, 2018
Other Receivables Net [Abstract]
Schedule of other receivables
	December 31, 2018	June 30, 2018
	(unaudited)
Other receivables	$2,412,075	$279,339
Less: Allowance for doubtful accounts	(314,722)	(208,097)
Total other receivables, net	$2,097,353	$71,242

Schedule of movement of allowance for doubtful accounts

	Six months ended December 31, 2018	Year ended June 30, 2017
	(unaudited)
Beginning balance	$208,097	$1,432,095
Provision for (recovery of) doubtful accounts	114,597	(1,280,566)
Exchange rate effect	(7,972)	56,568)
Ending balance	$314,722	$208,097